Average Annual Total Returns - Tandem Fund		12 Months Ended	60 Months Ended	82 Months Ended
	Nov. 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	15.73%
Performance Inception Date	Mar. 15, 2019
Tandem Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.65%	5.93%	8.09%
Performance Inception Date	Mar. 15, 2019
Tandem Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.12%	4.91%	7.28%
Performance Inception Date	Mar. 15, 2019
Tandem Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.08%	4.47%	6.31%
Performance Inception Date	Mar. 15, 2019